SHARE-BASED PAYMENTS - 2020 Incentive Stock Plan (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	May 13, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Aggregate shares of stock options granted	2,712,000	91,688	168,525
Initial Public Offering
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Exercise price				$ 4.15
Omnibus Incentive Stock Plan, 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Common stock, capital shares reserved for future issuance	3,300,000	3,300,000
Aggregate shares of stock options granted		0
Omnibus Incentive Stock Plan, 2020 [Member] | Initial Public Offering
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Common stock, capital shares reserved for future issuance	588,000
Exercise price	$ 4.15
Aggregate shares of stock options granted	2,712,000